Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.          Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2025	December 31, 2024
Cash on hand	17	34
Cash at banks	48,310	46,803
Total cash and cash equivalents	48,327	46,837

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at June 30, 2025 and December 31, 2024, was $48,327 and $46,837, respectively.

As at June 30, 2025 and December 31, 2024, the Company had pledged an amount of $2,765 and $3,820, respectively, in order to fulfil collateral requirements. The fair value of the restricted cash as at June 30, 2025 was $2,765, $2,000 included in non-current assets and $765 included in current assets. The fair value of the restricted cash as at December 31, 2024 was $3,820, $2,770 included in non-current assets and $1,050 included in current assets. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.